Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 13,517	$ 935
Interest rate swaps-liability position	(45,823)	(77,624)
Total	(32,306)	(76,689)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Significant other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	13,517	935
Interest rate swaps-liability position	(45,823)	(77,624)
Total	(32,306)	(76,689)
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0	0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0